Annual Operating Expenses {- Fidelity International High Dividend ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-09 - Fidelity International High Dividend ETF - Fidelity International High Dividend ETF
Mar. 01, 2022
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%